Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Use of Estimates

Use of Estimates

The preparation of condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses in the condensed financial statements and the accompanying notes. On an ongoing basis, management evaluates its estimates, including those related to revenue recognition, clinical trial accruals, fair value of assets and liabilities, income taxes and stock-based compensation. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results may differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses in the financial statements and the accompanying notes. On an ongoing basis, management evaluates its estimates, including those related to revenue recognition, clinical trial accruals, fair value of assets and liabilities, convertible preferred stock and related warrants, common stock, income taxes and stock-based compensation. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash and other highly liquid investments with original maturities of three months or less from the date of purchase.	Cash and Cash Equivalents Cash and cash equivalents consist of cash and other highly liquid investments with original maturities of three months or less from the date of purchase.
Investments

Investments

All investments have been classified as “available-for-sale” and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such designation as of each balance sheet date. Unrealized gains and losses are excluded from earnings and were reported as a component of accumulated comprehensive income. Realized gains and losses and declines in fair value judged to be other than temporary, if any, on available-for-sale securities are included in interest and other income (expense), net. The cost of securities sold is based on the specific-identification method. Interest on marketable securities is included in interest and other income (expense), net.

Investments

All investments have been classified as “available-for-sale” and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. Management determines the appropriate classification of our investments in debt securities at the time of purchase and reevaluates such designation as of each balance sheet date. Unrealized gains and losses are excluded from earnings and were reported as a component of accumulated comprehensive income (loss). Realized gains and losses and declines in fair value judged to be other than temporary, if any, on available-for-sale securities are included in interest and other income, net. The cost of securities sold is based on the specific-identification method. Interest on marketable securities is included in interest and other income, net.

Fair Value Measurements

Fair Value Measurements

Fair value accounting is applied for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).

Concentration of Credit Risk

Customer Concentration

Customers whose collaborative research and development revenue accounted for 10% or more of total revenues were as follows:

	Six Months Ended June 30,
	2012	2013
Novartis AG	100%	—
Bristol-Myers Squibb Company and Pfizer Inc.	—	54%
Bayer Pharma, AG and Janssen Pharmaceuticals, Inc.	—	43%

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash, cash equivalents, accounts receivable and investments. Our investment policy limits investments to certain types of debt securities issued by the U.S. government, its agencies and institutions with investment-grade credit ratings and places restrictions on maturities and concentration by type and issuer. We are exposed to credit risk in the event of a default by the financial institutions holding our cash, cash equivalents and investments and issuers of investments to the extent recorded on the balance sheets.

Accounts receivable are typically unsecured and are concentrated in the pharmaceutical industry. Accordingly, we may be exposed to credit risk generally associated with pharmaceutical companies or specific to our collaboration agreements. To date, we have not experienced any losses related to our receivables.

Customer Concentration

Customers that accounted for 10% or more of total revenues were as follows:

	Year Ended December 31,
	2010	2011	2012
Merck	76%	40%	–
Novartis	24%	12%	97%
Biogen Idec	–	48%	–

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, ranging from two to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Impairment, if any, is assessed using discounted cash flows or other appropriate measures of fair value. Through December 31, 2012, there have been no such losses.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, which primarily consist of direct incremental legal, accounting and printing fees incurred in the preparation of the IPO, were capitalized. The deferred offering costs were offset against IPO proceeds upon completion of the offering in May 2013. As of December 31, 2012, $1.6 million of deferred offering costs were capitalized in other assets on the balance sheets. There were no remaining amounts deferred at June 30, 2013.

Deferred Offering Costs

Deferred offering costs, which primarily consist of direct incremental legal and accounting fees relating to the initial public offering (“IPO”), are capitalized. The deferred offering costs will be offset against IPO proceeds upon the consummation of the offering. In the event the offering is terminated, deferred offering costs will be expensed. As of December 31, 2012, $1.6 million of deferred offering costs were capitalized in other assets on the balance sheet.

Convertible Preferred Stock

Convertible Preferred Stock

We record all shares of convertible preferred stock at their respective fair values on the dates of issuance. In the event of a change of control of the Company, proceeds will be distributed in accordance with the liquidation preferences set forth in our Amended and Restated Certificate of Incorporation unless the holders of convertible preferred stock have converted their convertible preferred shares into common shares. Therefore, convertible preferred stock is classified outside of stockholders’ deficit on the accompanying balance sheets as events triggering the liquidation preferences are not solely within the Company’s control.

Convertible Preferred Stock Warrant Liability

Convertible Preferred Stock Warrant Liability

Warrants for shares that are puttable and warrants for shares that are contingently redeemable are classified as liabilities on the accompanying balance sheets and carried at their estimated fair value. At the end of each reporting period, any changes in fair value are recorded as a component of interest and other income, net. We will continue to adjust the carrying value of the warrants until the earlier of the exercise of the warrants or the completion of a liquidation event, including the completion of an IPO, at which time the liabilities will be reclassified to stockholders’ deficit.

Deferred Rent

Deferred Rent

We recognize rent expense on a straight-line basis over the noncancelable term of our operating lease and, accordingly, record the difference between cash rent payments and the recognition of rent expense as a deferred rent liability. We also record lessor-funded lease incentives, such as reimbursable leasehold improvements, as a deferred rent liability, which is amortized as a reduction of rent expense over the noncancelable term of our operating lease.

Revenue Recognition

Revenue Recognition

We generate revenue from collaboration and license agreements for the development and commercialization of our products. Collaboration and license agreements may include non-refundable upfront license fees, partial or complete reimbursement of research and development costs, contingent consideration payments based on the achievement of defined collaboration objectives and royalties on sales of commercialized products. Our performance obligations under our collaborations include the transfer of intellectual property rights (licenses), obligations to provide research and development services and related materials and obligations to participate on certain development and/or commercialization committees with the collaborators.

Payments that are contingent upon achievement of a substantive milestone are recognized in their entirety in the period in which the milestone is achieved. Milestones are defined as an event that can only be achieved based on our performance and there is substantive uncertainty about whether the event will be achieved at the inception of the arrangement. Events that are contingent only on the passage of time or only on counterparty performance are not considered milestones subject to this guidance. Further, the amounts received must relate solely to prior performance, be reasonable relative to all of the deliverables and payment terms within the agreement and commensurate with our performance to achieve the milestone after commencement of the agreement.

Amounts from sales of licenses are recognized as revenue, as licensing of intellectual property is one of our principal or major ongoing activities. Amounts received as funding of research and development activities are recognized as revenue if the collaboration arrangement involves the sale of our research or development services at amounts that exceed our cost. However, such funding is recognized as a reduction in research and development expense when we engage in a research and development project jointly with another entity, with both entities participating in project activities and sharing costs and potential benefits of the arrangement.

Amounts related to research and development funding are recognized as the related services or activities are performed, in accordance with the contract terms. Payments may be made to or by us based on the number of full-time equivalent researchers assigned to the collaboration project and the related research and development expenses incurred.

Revenue Recognition

We generate revenue from collaboration and license agreements for the development and commercialization of our products. Collaboration and license agreements may include non-refundable upfront license fees, partial or complete reimbursement of research and development costs, contingent consideration payments based on the achievement of defined collaboration objectives and royalties on sales of commercialized products. Our performance obligations under our collaborations include the transfer of intellectual property rights (licenses), obligations to provide research and development services and related materials and obligations to participate on certain development and/or commercialization committees with the collaborators.

On January 1, 2011, we adopted an accounting standards update that amends the guidance on accounting for new arrangements or those materially modified, with multiple deliverables. This guidance eliminates the requirement for objective and reliable evidence of fair value of the undelivered items in order to consider a deliverable a separate unit of accounting. It also changes the allocation method such that the relative-selling-price method must be used to allocate arrangement consideration to the units of accounting in an arrangement. This guidance establishes the following estimation hierarchy that must be used in estimating selling price under the relative-selling-price method: (1) vendor-specific objective evidence of fair value of the deliverable, if it exists, (2) third-party evidence of selling price, if vendor-specific objective evidence is not available or (3) vendor’s best estimate of selling price, if neither vendor-specific nor third-party evidence is available. The adoption of this guidance had a material effect on the revenue recognized for the year ended December 31, 2011 (see Note 7). For multiple element arrangements entered into prior to January 1, 2011, we determined whether the elements had stand-alone value and whether there was objective and reliable evidence of fair value. When the delivered element did not have stand-alone value or there was insufficient evidence of fair value for the undelivered element(s), we recognized the consideration for the combined unit of accounting in the same manner as the revenue was recognized for the final deliverable, which was ratably over the estimated period of performance.

On January 1, 2011, we adopted an accounting standards update that provides guidance on revenue recognition using the milestone method. Payments that are contingent upon achievement of a substantive milestone are recognized in their entirety in the period in which the milestone is achieved. Milestones are defined as an event that can only be achieved based on our performance and there is substantive uncertainty about whether the event will be achieved at the inception of the arrangement. Events that are contingent only on the passage of time or only on counterparty performance are not considered milestones subject to this guidance. Further, the amounts received must relate solely to prior performance, be reasonable relative to all of the deliverables and payment terms within the agreement and commensurate with our performance to achieve the milestone after commencement of the agreement.

Amounts from sales of licenses are recognized as revenue, as licensing of intellectual property is one of our principal or major ongoing activities. Amounts received as funding of research and development activities are recognized as revenue if the collaboration arrangement involves the sale of our research or development services at amounts that exceed our cost. However, such funding is recognized as a reduction in research and development expense when we engage in a research and development project jointly with another entity, with both entities participating in project activities and sharing costs and potential benefits of the arrangement.

Amounts related to research and development funding are recognized as the related services or activities are performed, in accordance with the contract terms. Payments may be made to or by us based on the number of full-time equivalent researchers assigned to the collaboration project and the related research and development expenses incurred.

Research and Development

Research and Development

Research and development costs are expensed as incurred and consist of salaries and benefits, lab supplies and facility costs, as well as fees paid to other nonemployees and entities that conduct certain research and development activities on our behalf. Amounts incurred in connection with collaboration and license agreements are also included in research and development expense. Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received.

Clinical Trial Accruals

Clinical Trial Accruals

Clinical trial costs are a component of research and development expenses. We accrue and expense clinical trial activities performed by third parties based upon actual work completed in accordance with agreements established with clinical research organizations and clinical sites. We determine the actual costs through discussions with internal personnel and external service providers as to the progress or stage of completion of trials or services and the agreed-upon fee to be paid for such services.

Stock-Based Compensation

Stock-Based Compensation

Stock-based awards issued to employees, including stock options, are recorded at fair value as of the grant date using the Black-Scholes option-pricing model and recognized as expense on a straight-line basis over the employee’s requisite service period (generally the vesting period). Because noncash stock compensation expense is based on awards ultimately expected to vest, it is reduced by an estimate for future forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates.

Equity instruments issued to nonemployees, consisting of stock options granted to consultants, are valued using the Black-Scholes option-pricing model. Stock-based compensation expense for nonemployee services is subject to remeasurement as the underlying equity instruments vest and is recognized as an expense over the period during which services are received.

Income Taxes

Income Taxes

We provide for income taxes under the asset and liability method. Current income tax expense or benefit represents the amount of income taxes expected to be payable or refundable for the current year. Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards, and are measured using the enacted tax rates and laws that will be in effect when such items are expected to reverse. Deferred income tax assets are reduced, as necessary, by a valuation allowance when management determines it is more likely than not that some or all of the tax benefits will not be realized. The recognition, derecognition and measurement of a tax position is based on management’s best judgment given the facts, circumstances and information available at the reporting date. Our policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to the underpayment of income taxes.

Foreign Currency Transactions and Hedging

Foreign Currency Transactions and Hedging

We have transactions denominated in foreign currencies, primarily the Euro, and, as a result, are exposed to changes in foreign currency exchange rates. We manage a portion of these cash flow exposures through the purchase of Euros and the use of foreign currency forward contracts. Our foreign currency forward contracts are not designated as hedges for accounting purposes. Gains or losses on foreign currency forward contracts are intended to offset gains or losses on the underlying net exposures in an effort to reduce the earnings and cash flow volatility resulting from fluctuating foreign currency exchange rates. Foreign currencies and our foreign currency forward contracts are marked to market at the end of each period and recorded as gains and losses in the condensed statements of operations.

Our foreign exchange forward contracts expose us to credit risk to the extent that the counterparty, a major financial institution, is unable to meet the terms of the agreement. Our management does not expect material losses as a result of defaults by the counterparty.

Foreign Currency Transactions and Hedging

We have transactions denominated in foreign currencies, primarily the Euro, and, as a result, are exposed to changes in foreign currency exchange rates. We manage a portion of these cash flow exposures through the purchase of Euros and the use of foreign currency forward contracts. Our foreign currency forward contracts are not designated as hedges for accounting purposes. Gains or losses on foreign currency forward contracts are intended to offset gains or losses on the underlying net exposures in an effort to reduce the earnings and cash flow volatility resulting from fluctuating foreign currency exchange rates. Foreign currencies and our foreign currency forward contracts are marked to market at the end of each period and recorded as gains and losses in the statements of operations.

Our foreign exchange forward contracts expose us to credit risk to the extent that the counterparty, a major financial institution, is unable to meet the terms of the agreement. Our management does not expect material losses as a result of defaults by the counterparty.

Net Income (Loss) per Share Attributable to Common Stockholders

Net Income (Loss) per Share Attributable to Common Stockholders

Basic and diluted net income (loss) per share attributable to common stockholders is calculated in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when we have net income, basic net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock noncumulative dividends, between the common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net income per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. In periods when we have incurred a net loss, convertible preferred stock, options and warrants to purchase common stock and convertible preferred stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Net Income (Loss) per Share Attributable to Common Stockholders

Basic and diluted net income (loss) per share attributable to common stockholders is calculated in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when we have net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock noncumulative dividends, between the common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net income per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. In periods when we have incurred a net loss, convertible preferred stock, options and warrants to purchase common stock and convertible preferred stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

In May 2011, Accounting Standards Codification Topic 820, Fair Value Measurement, was amended to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles and international financial reporting standards. We adopted this guidance as of January 1, 2012 on a retrospective basis and this adoption did not have a material effect on our financial statements.

In June 2011, Accounting Standards Codification Topic 220, Comprehensive Income, was amended to increase the prominence of items reported in other comprehensive income. Accordingly, a company can present all nonowner changes in stockholders’ (deficit) equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We adopted this guidance as of January 1, 2012 on a retrospective basis and this adoption did not have a material effect on our financial statements.

Reverse Stock Split

Reverse Stock Split

On May 17, 2013, the Company effected a 1-for-10 reverse split of its preferred stock and common stock. Upon the effectiveness of the reverse stock split every 10 shares of outstanding preferred stock and common stock was decreased to one share of preferred stock or common stock, as applicable, the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionately decreased on a 1-for-10 basis, and the exercise price of each outstanding option to purchase common stock was proportionately increased on a 1-for-10 basis. All the shares numbers, share prices and exercise prices have been adjusted within the condensed financial statements, on a retroactive basis, to reflect the 1-for-10 reverse stock split.

Reverse Stock Split

In April 2013, our board of directors and our stockholders approved an amendment to our amended and restated certificate of incorporation to effect a reverse split of shares of our common stock on a 1-for-9, 1-for-10 or 1-for-11 basis (the “Reverse Stock Split”), with the determination of the exact ratio to be determined by a committee of our board of directors. On May 10, 2013, this committee determined that the ratio for the Reverse Stock Split would be 1-for-10. The par value and the authorized shares of the common and convertible preferred stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock, convertible preferred stock, options and warrants for common stock, warrants for preferred stock, and per share amounts contained in the financial statements have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. The Reverse Stock Split was effected on May 17, 2013.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and following the requirements of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, that are necessary for a fair statement of the Company’s financial information. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013. The condensed balance sheet as of December 31, 2012 has been derived from audited financial statements at that date but does not include all of the information required by U.S. GAAP for complete financial statements.

The accompanying condensed financial statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2012 included in the Company’s Prospectus filed pursuant to Rule 424(b)(4) on May 22, 2013 with the SEC.

Additional Capital Requirements

Additional Capital Requirements

We have incurred significant losses and negative cash flows from operations. As of June 30, 2013, we had an accumulated deficit of $242.4 million and cash, cash equivalents and investments of $235.2 million. Our management believes that currently available resources will provide sufficient funds to enable us to meet our obligations for at least the next twelve months based on our current business plans. However, if our anticipated operating results are not achieved in future periods, our management believes that planned expenditures may need to be reduced in order to extend the time period over which the then-available resources would be able to fund our operations. We will need to raise additional capital to fully implement our business plan.